FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
Summary of fair value of financial instruments

	2024		2023
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Short-term investments	509,030	509,030	2,338,097	2,338,097
Trade accounts receivable - net	5,176,958	5,176,958	4,875,394	4,875,394
Fair value of derivatives	52,868	52,868	766	766
Other current assets	626,148	626,148	543,288	543,288
Other non-current assets	358,806	358,806	355,390	355,390
Liabilities
Trade accounts payable - domestic market	3,892,296	3,892,296	4,120,701	4,120,701
Trade accounts payable - debtor risk	459,899	459,899	584,320	584,320
Trade accounts payable - imports	1,365,909	1,365,909	1,196,162	1,196,162
Loans and Financing	9,808,021	9,842,254	10,079,675	10,161,103
Debentures	3,828,463	3,829,910	813,633	812,413
Related parties	—	—	24,992	24,992
Fair value of derivatives	1,747	1,747	20,648	20,648
Other current liabilities	2,043,921	2,043,921	1,192,461	1,192,461
Other non-current liabilities	587,081	587,081	859,917	859,917

Summary of capital management risk

Net debt/EBITDA	Less or equal to 1.5 times
Gross debt limit	R$ 12 billion
Average maturity	more than 6 years

Schedule of maturity of Long term loans and financing, and debentures

	2024
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable - domestic market	3,892,296	3,892,296	—	—	—
Trade accounts payable - debtor risk	459,899	459,899	—	—	—
Trade accounts payable - import	1,365,909	1,365,909	—	—	—
Loans and financing	15,543,368	569,411	1,287,591	3,520,542	10,165,824
Debentures	6,027,093	485,247	1,709,221	2,257,447	1,575,178
Fair value of derivatives	1,747	1,747	—	—	—
Other current liabilities	2,043,921	2,043,921	—	—	—
Other non-current liabilities	587,081	—	51,841	—	535,240
	29,921,314	8,818,430	3,048,653	5,777,989	12,276,242

	2023
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable - domestic market	4,120,701	4,120,701	—	—	—
Trade accounts payable - debtor risk	584,320	584,320	—	—	—
Trade accounts payable - import	1,196,162	1,196,162	—	—	—
Loans and financing	15,355,211	1,783,201	2,327,202	3,038,617	8,206,191
Debentures	1,055,196	14,421	199,915	840,860	—
Related parties	24,992	24,992	—	—	—
Fair value of derivatives	20,648	19,042	1,606	—	—
Other current liabilities	1,192,461	1,192,461	—	—	—
Other non-current liabilities	859,917	—	59,029	—	800,888
	24,409,608	8,935,300	2,587,752	3,879,477	9,007,079

Schedule of sensitivity analysis of financial instrument

Assumptions	Percentage of change	2024	2023
Foreign currency sensitivity analysis - Loans and financing	5%	124,447	86,547
Foreign currency sensitivity analysis - Imports/Exports	5%	44,777	28,929
Interest rate sensitivity analysis	10 bps	44,299	29,939
Sensitivity analysis of changes in prices of products sold	1%	670,267	689,164
Sensitivity analysis of changes in raw material and commodity prices	1%	419,850	425,232
Currency forward contracts	5%	—	8,311
Commodity contracts	5%	3,113	2,850
Swaps USD x DI	5%	9,556	7,604
Swaps IPCA x DI	5%	—	152

Schedule of financial instruments per category

		Financial asset at fair
2024	Financial asset at	value through proft or
Assets	amortized cost	loss	Total
Short-term investments	—	509,030	509,030
Trade accounts receivable - net	5,176,958	—	5,176,958
Fair value of derivatives	—	52,868	52,868
Other current assets	608,182	17,966	626,148
Other non-current assets	356,414	2,392	358,806
Total	6,141,554	582,256	6,723,810
Financial income (expenses) on December 31, 2024	823,590	440,223	1,263,813

	Financial liability at fair
2024	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Trade accounts payable - domestic market	—	3,892,296	3,892,296
Trade accounts payable - debtor risk	—	459,899	459,899
Trade accounts payable - import	—	1,365,909	1,365,909
Loans and financing	—	9,808,021	9,808,021
Debentures	—	3,828,463	3,828,463
Fair value of derivatives	1,747	—	1,747
Other current assets	—	2,043,921	2,043,921
Other non-current assets	—	587,081	587,081
Total	1,747	21,985,590	21,987,337
Financial income (expenses) on December 31, 2024	(263,644)	(3,023,656)	(3,287,300)

		Financial asset at fair
2023	Financial asset at	value through proft or
Assets	amortized cost	loss	Total
Short-term investments	—	2,338,097	2,338,097
Trade accounts receivable - net	4,875,394	—	4,875,394
Fair value of derivatives	—	766	766
Other current assets	529,629	13,659	543,288
Other non-current assets	353,370	2,020	355,390
Total	5,758,393	2,354,542	8,112,935
Financial income (expenses) on December 31, 2023	550,407	584,255	1,134,662

	Financial liability at fair
2023	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Trade accounts payable - domestic market	—	4,120,701	4,120,701
Trade accounts payable - debtor risk	—	584,320	584,320
Trade accounts payable - import	—	1,196,162	1,196,162
Loans and financing	—	10,079,675	10,079,675
Debentures	—	813,633	813,633
Related parties	—	24,992	24,992
Fair value of derivatives	20,648	—	20,648
Other current assets	—	1,192,461	1,192,461
Other non-current assets	—	859,917	859,917
Total	20,648	18,871,861	18,892,509
Financial income (expenses) on December 31, 2023	(54,874)	(2,185,910)	(2,240,784)

Summary of derivative instruments

		Notional value		Amount receivable		Amount payable
Contracts	Position	2024	2023	2024	2023	2024	2023
Currency forward contracts
Maturity in 2024	buyed in US$	—	US$ 34.2 million	—	—	—	17,337

Commodity derivatives
Maturity in 2024	buyed in US$	—	US$ 12.1 million	—	32	—	1,349
Maturity in 2025	buyed in US$	US$ 4.3 million	—	—	—	1,747	—

Commodity contracts
Maturity in 2026	—	—	—	16,921	—	—	—

Swaps IPCA x DI
Maturity in 2024	—	—	R$ 450.0 million	—	734	—	356

Swaps USD x DI
Maturity in 2026	107.9% of CDI	US$ 30.6 million	US$ 30.6 million	35,947	—	—	1,606

Total fair value of financial instruments				52,868	766	1,747	20,648

Fair value of derivatives	2024	2023
Current assets	16,921	766
Non-current assets	35,947	—
	52,868	766
Fair value of derivatives
Current liabilities	1,747	19,042
Non-current liabilities	—	1,606
	1,747	20,648

	2024	2023
Net Income
Gains on financial instruments	86,743	39,895
Losses on financial instruments	(263,644)	(54,874)
	(176,901)	(14,979)
Other comprehensive income
Gains on financial instruments	—	783
Losses on financial instruments	(783)	—
	(783)	783

Summary of changes in liabilities of cash flow from financing activities

		Cash transactions		Non cash transactions
				Interest expense
		Proceeds/	Interest	on loans and
		(Repayment)	paid on	Interest on	Exchange
	Balances as of	from financing	loans and	loans with	variation	Balances as of
	January 1, 2022	activities	financing	related parties	and others	December 31, 2022
Related parties	21,970	2,721	—	199	—	24,890
Leasing payable	918,365	(310,226)	(88,370)	88,370	422,504	1,030,643
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments	14,036,447	(937,815)	(968,851)	964,607	(471,214)	12,623,174

		Cash transactions		Non cash transactions
				Interest expense
		Proceeds/	Interest	on loans and
		(Repayment)	paid on	Interest on	Exchange
	Balances as of	from financing	loans and	loans with	variation	Balances as of
	December 31, 2022	activities	financing	related parties	and others	December 31, 2023
Related parties	24,890	102	—	—	—	24,992
Leasing payable	1,030,643	(388,202)	(127,787)	127,787	635,161	1,277,602
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments	12,623,174	(1,054,000)	(858,301)	840,069	(637,752)	10,913,190

		Cash transactions		Non cash transactions
				Interest expense
		Proceeds/	Interest	on loans and
		(Repayment)	paid on	Interest on	Exchange
	Balances as of	from financing	loans and	loans with	variation	Balances as of
	December 31, 2023	activities	financing	related parties	and others	December 31, 2024
Related parties	24,992	(24,992)	—	—	—	—
Leasing payable	1,277,602	(459,504)	(129,137)	129,137	462,571	1,280,669
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments	10,913,190	648,432	(946,936)	796,933	2,173,744	13,585,363